Landfill Assets (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Landfill Assets Disclosure [Abstract]
Cost	$ 1,614,583	$ 1,561,567
Accumulated amortization	661,852	597,847
Net book value	$ 952,731	$ 963,720